Related Parties - Directors and Key Management Personnel (Details) R in Thousands					12 Months Ended
	Jan. 01, 2021 USD ($) shares	Jan. 01, 2020 USD ($) shares	Jan. 01, 2019 USD ($) shares	Sep. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Share-based Payment Activity [Abstract]
Key Management Personnel Sign On Cash Incentive | $		$ 1,000,000	$ 400,000	$ 800,000	$ 2,200,000
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Total Compensation					20,564,000	R 272,398	$ 11,074,000	$ 9,870,000
Pension scheme benefits | R						9,314
Other benefits and encashed leave | R						25,509
Total salary and benefits (IFRS) | R						171,486
Pre-tax gains on share awards exercised | R						100,912
Executive Directors
Disclosure of transactions between related parties [line items]
Total Compensation					9,002,000	119,244	3,291,000	2,779,000
Pension scheme benefits | R						4,421
Other benefits and encashed leave | R						21,402
Total salary and benefits (IFRS) | R						63,966
Pre-tax gains on share awards exercised | R						55,278
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Total Compensation					2,243,000	29,712	0	0
Pension scheme benefits | R						1,421
Other benefits and encashed leave | R						16,022
Total salary and benefits (IFRS) | R						29,712
Pre-tax gains on share awards exercised | R						0
KC Ramon
Disclosure of transactions between related parties [line items]
Total Compensation					1,417,000	18,766	1,157,000	947,000
Pension scheme benefits | R						725
Other benefits and encashed leave | R						1,162
Total salary and benefits (IFRS) | R						18,766
Pre-tax gains on share awards exercised | R						0
S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Total Compensation					5,342,000	70,766	2,134,000	1,832,000
Pension scheme benefits | R						2,275
Other benefits and encashed leave | R						4,218
Total salary and benefits (IFRS) | R						15,488
Pre-tax gains on share awards exercised | R						55,278
Prescribed Officers
Disclosure of transactions between related parties [line items]
Total Compensation					11,562,000	153,154	7,783,000	7,091,000
Pension scheme benefits | R						4,893
Other benefits and encashed leave | R						4,107
Total salary and benefits (IFRS) | R						107,520
Pre-tax gains on share awards exercised | R						45,634
CE Carter
Disclosure of transactions between related parties [line items]
Total Compensation					2,235,000	29,601	1,887,000	1,535,000
Pension scheme benefits | R						1,381
Other benefits and encashed leave | R						985
Total salary and benefits (IFRS) | R						19,973
Pre-tax gains on share awards exercised | R						9,628
GJ Ehm
Disclosure of transactions between related parties [line items]
Total Compensation					2,304,000	30,528	1,449,000	1,693,000
Pension scheme benefits | R						248
Other benefits and encashed leave | R						694
Total salary and benefits (IFRS) | R						16,654
Pre-tax gains on share awards exercised | R						13,874
L Eybers
Disclosure of transactions between related parties [line items]
Total Compensation					1,216,000	16,112	1,051,000	0
Pension scheme benefits | R						248
Other benefits and encashed leave | R						1,369
Total salary and benefits (IFRS) | R						16,112
Pre-tax gains on share awards exercised | R						0
DC Noko
Disclosure of transactions between related parties [line items]
Total Compensation					2,715,000	35,961	938,000	961,000
Pension scheme benefits | R						658
Other benefits and encashed leave | R						406
Total salary and benefits (IFRS) | R						13,829
Pre-tax gains on share awards exercised | R						22,132
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Total Compensation					1,034,000	13,702	885,000	1,640,000
Pension scheme benefits | R						869
Other benefits and encashed leave | R						150
Total salary and benefits (IFRS) | R						13,702
Pre-tax gains on share awards exercised | R						0
CB Sheppard
Disclosure of transactions between related parties [line items]
Total Compensation					1,101,000	14,580	862,000	721,000
Pension scheme benefits | R						696
Other benefits and encashed leave | R						389
Total salary and benefits (IFRS) | R						14,580
Pre-tax gains on share awards exercised | R						0
TR Sibisi
Disclosure of transactions between related parties [line items]
Total Compensation					957,000	12,670	711,000	541,000
Pension scheme benefits | R						793
Other benefits and encashed leave | R						114
Total salary and benefits (IFRS) | R						12,670
Pre-tax gains on share awards exercised | R						0
Retired prescribed officers
Disclosure of transactions between related parties [line items]
Total Compensation						0
Pension scheme benefits | R
Other benefits and encashed leave | R
Total salary and benefits (IFRS) | R						0
Pre-tax gains on share awards exercised | R
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Total Compensation | $					2,148,500		1,960,000	2,072,000
Director fees | $					1,377,000
Committee fees | $					577,750
Travel allowance | $					193,750
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Total Compensation | $					441,000		372,000	378,000
Director fees | $					342,000
Committee fees | $					87,750
Travel allowance | $					11,250
AH Garner
Disclosure of transactions between related parties [line items]
Total Compensation | $					200,000		201,000	200,000
Director fees | $					134,000
Committee fees | $					38,500
Travel allowance | $					27,500
MJ Kirkwood
Disclosure of transactions between related parties [line items]
Total Compensation | $					246,750		231,000	249,000
Director fees | $					134,000
Committee fees | $					79,000
Travel allowance | $					33,750
NP January-Bardill
Disclosure of transactions between related parties [line items]
Total Compensation | $					197,500		180,000	189,000
Director fees | $					134,000
Committee fees | $					56,000
Travel allowance | $					7,500
R Gasant
Disclosure of transactions between related parties [line items]
Total Compensation | $					229,500		182,000	193,000
Director fees | $					134,000
Committee fees | $					83,000
Travel allowance | $					12,500
RJ Ruston
Disclosure of transactions between related parties [line items]
Total Compensation | $					260,750		212,000	231,000
Director fees | $					134,000
Committee fees | $					80,500
Travel allowance | $					46,250
MDC Richter
Disclosure of transactions between related parties [line items]
Total Compensation | $					235,250		203,000	200,000
Director fees | $					134,000
Committee fees | $					67,500
Travel allowance | $					33,750
DL Hodgson
Disclosure of transactions between related parties [line items]
Total Compensation | $					189,750		167,000	176,000
Director fees | $					134,000
Committee fees | $					47,000
Travel allowance | $					8,750
AM Ferguson
Disclosure of transactions between related parties [line items]
Total Compensation | $					52,500		0	0
Director fees | $					30,000
Committee fees | $					10,000
Travel allowance | $					12,500
Retired non-executive officer
Disclosure of transactions between related parties [line items]
Total Compensation | $					95,500		$ 212,000	$ 256,000
Director fees | $					67,000
Committee fees | $					28,500
Travel allowance | $					$ 0
Bonus Share Plan (BSP)
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			4,557,919		4,479,679	4,479,679	4,198,285	4,708,799
Awards granted during the year					2,492,584	2,492,584	1,926,549	2,103,767
Awards lapsed during the year					359,343	359,343	218,601	204,374
Awards outstanding at end of year					4,557,919	4,557,919	4,479,679	4,198,285
Awards vested at end of year					1,588,512		1,904,021	1,170,849
Bonus Share Plan (BSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 2,470,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			145,459		421,567	421,567
Awards granted during the year					156,851	156,851
Exercised during the year					295,683	295,683
Awards lapsed during the year					137,276	137,276
Awards outstanding at end of year					145,459	145,459	421,567
Awards vested at end of year					68,386
Key management personnel compensation, share-based payment | $					$ 2,470,000
Fair Value Of Unexercised Options | $					1,675,000
Bonus Share Plan (BSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			145,459		89,825	89,825
Awards granted during the year					55,634	55,634
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					145,459	145,459	89,825
Awards vested at end of year					68,386
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					1,675,000
Bonus Share Plan (BSP) | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 2,470,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			0		331,742	331,742
Awards granted during the year					101,217	101,217
Exercised during the year					295,683	295,683
Awards lapsed during the year					137,276	137,276
Awards outstanding at end of year					0	0	331,742
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 2,470,000
Fair Value Of Unexercised Options | $					0
Bonus Share Plan (BSP) | Prescribed Officers
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 1,391,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			587,877		443,484	443,484
Awards granted during the year					291,643	291,643
Exercised during the year					147,250	147,250
Awards lapsed during the year					0	0
Awards outstanding at end of year					587,877	587,877	443,484
Awards vested at end of year					196,167
Key management personnel compensation, share-based payment | $					$ 1,391,000
Fair Value Of Unexercised Options | $					6,771,000
Bonus Share Plan (BSP) | CE Carter
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 305,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			67,173		56,933	56,933
Awards granted during the year					47,873	47,873
Exercised during the year					37,633	37,633
Awards lapsed during the year					0	0
Awards outstanding at end of year					67,173	67,173	56,933
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 305,000
Fair Value Of Unexercised Options | $					774,000
Bonus Share Plan (BSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 185,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			141,275		117,164	117,164
Awards granted during the year					45,993	45,993
Exercised during the year					21,882	21,882
Awards lapsed during the year					0	0
Awards outstanding at end of year					141,275	141,275	117,164
Awards vested at end of year					78,492
Key management personnel compensation, share-based payment | $					$ 185,000
Fair Value Of Unexercised Options | $					1,627,000
Bonus Share Plan (BSP) | L Eybers
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			81,534		36,959	36,959
Awards granted during the year					44,575	44,575
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					81,534	81,534	36,959
Awards vested at end of year					27,908
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					939,000
Bonus Share Plan (BSP) | DC Noko
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 901,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			52,531		101,548	101,548
Awards granted during the year					38,718	38,718
Exercised during the year					87,735	87,735
Awards lapsed during the year					0	0
Awards outstanding at end of year					52,531	52,531	101,548
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 901,000
Fair Value Of Unexercised Options | $					605,000
Bonus Share Plan (BSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			106,045		67,902	67,902
Awards granted during the year					38,143	38,143
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					106,045	106,045	67,902
Awards vested at end of year					53,203
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					1,221,000
Bonus Share Plan (BSP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			80,288		39,357	39,357
Awards granted during the year					40,931	40,931
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					80,288	80,288	39,357
Awards vested at end of year					24,754
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					925,000
Bonus Share Plan (BSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			59,031		23,621	23,621
Awards granted during the year					35,410	35,410
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					59,031	59,031	23,621
Awards vested at end of year					11,810
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					$ 680,000
Long Term Incentive Plan (LTIP)
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			447,842		2,466,357	2,466,357	4,363,330	6,028,193
Awards lapsed during the year					1,186,330	1,186,330	1,512,857	1,160,023
Awards outstanding at end of year					447,842	447,842	2,466,357	4,363,330
Awards vested at end of year					447,842		455,914	320,169
Long Term Incentive Plan (LTIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 1,703,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			290,744		993,116	993,116
Exercised during the year					203,786	203,786
Awards lapsed during the year					498,586	498,586
Awards outstanding at end of year					290,744	290,744	993,116
Awards vested at end of year					60,149
Key management personnel compensation, share-based payment | $					$ 1,703,000
Fair Value Of Unexercised Options | $					3,348,000
Long Term Incentive Plan (LTIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			290,744		358,334	358,334
Exercised during the year					0	0
Awards lapsed during the year					67,590	67,590
Awards outstanding at end of year					290,744	290,744	358,334
Awards vested at end of year					60,149
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					3,348,000
Long Term Incentive Plan (LTIP) | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 1,703,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			0		634,782	634,782
Exercised during the year					203,786	203,786
Awards lapsed during the year					430,996	430,996
Awards outstanding at end of year					0	0	634,782
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 1,703,000
Fair Value Of Unexercised Options | $					0
Long Term Incentive Plan (LTIP) | Prescribed Officers
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 2,054,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			1,496,192		1,985,733	1,985,733
Exercised during the year					211,919	211,919
Awards lapsed during the year					277,622	277,622
Awards outstanding at end of year					1,496,192	1,496,192	1,985,733
Awards vested at end of year					90,255
Key management personnel compensation, share-based payment | $					$ 2,054,000
Fair Value Of Unexercised Options | $					17,229,000
Long Term Incentive Plan (LTIP) | CE Carter
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 422,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			230,595		352,962	352,962
Exercised during the year					50,219	50,219
Awards lapsed during the year					72,148	72,148
Awards outstanding at end of year					230,595	230,595	352,962
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 422,000
Fair Value Of Unexercised Options | $					2,655,000
Long Term Incentive Plan (LTIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 862,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			230,595		387,556	387,556
Exercised during the year					86,659	86,659
Awards lapsed during the year					70,302	70,302
Awards outstanding at end of year					230,595	230,595	387,556
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 862,000
Fair Value Of Unexercised Options | $					2,655,000
Long Term Incentive Plan (LTIP) | L Eybers
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			131,569		146,061	146,061
Exercised during the year					0	0
Awards lapsed during the year					14,492	14,492
Awards outstanding at end of year					131,569	131,569	146,061
Awards vested at end of year					14,034
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					1,515,000
Long Term Incentive Plan (LTIP) | DC Noko
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 770,000
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			208,850		339,221	339,221
Exercised during the year					75,041	75,041
Awards lapsed during the year					55,330	55,330
Awards outstanding at end of year					208,850	208,850	339,221
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 770,000
Fair Value Of Unexercised Options | $					2,405,000
Long Term Incentive Plan (LTIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			277,544		332,634	332,634
Exercised during the year					0	0
Awards lapsed during the year					55,090	55,090
Awards outstanding at end of year					277,544	277,544	332,634
Awards vested at end of year					69,081
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					3,196,000
Long Term Incentive Plan (LTIP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			221,068		231,328	231,328
Exercised during the year					0	0
Awards lapsed during the year					10,260	10,260
Awards outstanding at end of year					221,068	221,068	231,328
Awards vested at end of year					7,140
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					2,546,000
Long Term Incentive Plan (LTIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment | $					$ 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			195,971		195,971	195,971
Exercised during the year					0	0
Awards lapsed during the year					0	0
Awards outstanding at end of year					195,971	195,971	195,971
Awards vested at end of year					0
Key management personnel compensation, share-based payment | $					$ 0
Fair Value Of Unexercised Options | $					$ 2,257,000
Co-investment Plan (CIP)
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			112,578		95,378	95,378	97,651	145,040
Awards granted during the year					80,809	80,809	112,105	47,590
Awards lapsed during the year					11,633	11,633	62,775	18,570
Awards outstanding at end of year					112,578	112,578	95,378	97,651
Co-investment Plan (CIP) | Executive Directors
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			23,270		41,082	41,082
Awards granted during the year					16,950	16,950
Exercised during the year					23,129	23,129
Awards lapsed during the year					11,633	11,633
Awards outstanding at end of year					23,270	23,270	41,082
Fair Value Of Unexercised Options | $					$ 268,000
Co-investment Plan (CIP) | KC Ramon
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			23,270		17,817	17,817
Awards granted during the year					16,950	16,950
Exercised during the year					11,497	11,497
Awards lapsed during the year					0	0
Awards outstanding at end of year					23,270	23,270	17,817
Fair Value Of Unexercised Options | $					$ 268,000
Co-investment Plan (CIP) | S Venkatakrishnan
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			0		23,265	23,265
Awards granted during the year					0	0
Exercised during the year					11,632	11,632
Awards lapsed during the year					11,633	11,633
Awards outstanding at end of year					0	0	23,265
Fair Value Of Unexercised Options | $					$ 0
Co-investment Plan (CIP) | Prescribed Officers
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			89,308		54,296	54,296
Awards granted during the year					63,859	63,859
Exercised during the year					28,847	28,847
Awards lapsed during the year					0	0
Awards outstanding at end of year					89,308	89,308	54,296
Fair Value Of Unexercised Options | $					$ 1,028,000
Co-investment Plan (CIP) | CE Carter
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			949		1,897	1,897
Awards granted during the year					0	0
Exercised during the year					948	948
Awards lapsed during the year					0	0
Awards outstanding at end of year					949	949	1,897
Fair Value Of Unexercised Options | $					$ 11,000
Co-investment Plan (CIP) | GJ Ehm
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			16,500		9,000	9,000
Awards granted during the year					12,000	12,000
Exercised during the year					4,500	4,500
Awards lapsed during the year					0	0
Awards outstanding at end of year					16,500	16,500	9,000
Fair Value Of Unexercised Options | $					$ 190,000
Co-investment Plan (CIP) | L Eybers
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			16,788		7,218	7,218
Awards granted during the year					13,179	13,179
Exercised during the year					3,609	3,609
Awards lapsed during the year					0	0
Awards outstanding at end of year					16,788	16,788	7,218
Fair Value Of Unexercised Options | $					$ 193,000
Co-investment Plan (CIP) | DC Noko
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			15,370		12,929	12,929
Awards granted during the year					10,606	10,606
Exercised during the year					8,165	8,165
Awards lapsed during the year					0	0
Awards outstanding at end of year					15,370	15,370	12,929
Fair Value Of Unexercised Options | $					$ 177,000
Co-investment Plan (CIP) | ME Sanz Perez
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			16,039		9,109	9,109
Awards granted during the year					11,484	11,484
Exercised during the year					4,554	4,554
Awards lapsed during the year					0	0
Awards outstanding at end of year					16,039	16,039	9,109
Fair Value Of Unexercised Options | $					$ 185,000
Co-investment Plan (CIP) | CB Sheppard
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			14,358		8,016	8,016
Awards granted during the year					10,350	10,350
Exercised during the year					4,008	4,008
Awards lapsed during the year					0	0
Awards outstanding at end of year					14,358	14,358	8,016
Fair Value Of Unexercised Options | $					$ 165,000
Co-investment Plan (CIP) | TR Sibisi
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year			9,304		6,127	6,127
Awards granted during the year					6,240	6,240
Exercised during the year					3,063	3,063
Awards lapsed during the year					0	0
Awards outstanding at end of year					9,304	9,304	6,127
Fair Value Of Unexercised Options | $					$ 107,000
Deferred Share Plan (DSP) | Executive Directors
Share-based Payment Activity [Abstract]
Awards granted during the year					157,524	157,524
Fair Value Of Unexercised Options | $					$ 2,244,000
Deferred Share Plan (DSP) | KPM Dushnisky
Share-based Payment Activity [Abstract]
Awards granted during the year					67,742	67,742
Fair Value Of Unexercised Options | $					$ 965,000
Deferred Share Plan (DSP) | KC Ramon
Share-based Payment Activity [Abstract]
Awards granted during the year					89,782	89,782
Fair Value Of Unexercised Options | $					$ 1,279,000
Deferred Share Plan (DSP) | Prescribed Officers
Share-based Payment Activity [Abstract]
Awards granted during the year					527,961	527,961
Fair Value Of Unexercised Options | $					$ 7,521,000
Deferred Share Plan (DSP) | CE Carter
Share-based Payment Activity [Abstract]
Awards granted during the year					98,451	98,451
Fair Value Of Unexercised Options | $					$ 1,402,000
Deferred Share Plan (DSP) | GJ Ehm
Share-based Payment Activity [Abstract]
Awards granted during the year					82,037	82,037
Fair Value Of Unexercised Options | $					$ 1,169,000
Deferred Share Plan (DSP) | L Eybers
Share-based Payment Activity [Abstract]
Awards granted during the year					77,380	77,380
Fair Value Of Unexercised Options | $					$ 1,102,000
Deferred Share Plan (DSP) | DC Noko
Share-based Payment Activity [Abstract]
Awards granted during the year					67,548	67,548
Fair Value Of Unexercised Options | $					$ 962,000
Deferred Share Plan (DSP) | ME Sanz Perez
Share-based Payment Activity [Abstract]
Awards granted during the year					67,712	67,712
Fair Value Of Unexercised Options | $					$ 965,000
Deferred Share Plan (DSP) | CB Sheppard
Share-based Payment Activity [Abstract]
Awards granted during the year					71,409	71,409
Fair Value Of Unexercised Options | $					$ 1,017,000
Deferred Share Plan (DSP) | TR Sibisi
Share-based Payment Activity [Abstract]
Awards granted during the year					63,424	63,424
Fair Value Of Unexercised Options | $					$ 904,000
Share Sign On Incentive
Share-based Payment Activity [Abstract]
Awards granted during the year	87,939	87,939	175,877		351,755	351,755
Value Of Shares Granted At Grant Date | $	$ 700,000	$ 700,000	$ 1,400,000		$ 2,800,000
Fair Value Of Awards At Measurement Date | $	$ 1,012,000	$ 1,012,000	$ 2,025,000		$ 4,049,000
Salary | Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						R 77,352
Salary | Executive Directors
Disclosure of transactions between related parties [line items]
Short-term benefits | R						23,427
Salary | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Short-term benefits | R						5,740
Salary | KC Ramon
Disclosure of transactions between related parties [line items]
Short-term benefits | R						8,692
Salary | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Short-term benefits | R						8,995
Salary | Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						53,925
Salary | CE Carter
Disclosure of transactions between related parties [line items]
Short-term benefits | R						9,557
Salary | GJ Ehm
Disclosure of transactions between related parties [line items]
Short-term benefits | R						8,693
Salary | L Eybers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						7,946
Salary | DC Noko
Disclosure of transactions between related parties [line items]
Short-term benefits | R						7,014
Salary | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Short-term benefits | R						6,953
Salary | CB Sheppard
Disclosure of transactions between related parties [line items]
Short-term benefits | R						7,415
Salary | TR Sibisi
Disclosure of transactions between related parties [line items]
Short-term benefits | R						6,347
Salary | Retired prescribed officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R
Performance related payments | Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						59,311
Performance related payments | Executive Directors
Disclosure of transactions between related parties [line items]
Short-term benefits | R						14,716
Performance related payments | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Short-term benefits | R						6,529
Performance related payments | KC Ramon
Disclosure of transactions between related parties [line items]
Short-term benefits | R						8,187
Performance related payments | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Short-term benefits | R						0
Performance related payments | Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						44,595
Performance related payments | CE Carter
Disclosure of transactions between related parties [line items]
Short-term benefits | R						8,050
Performance related payments | GJ Ehm
Disclosure of transactions between related parties [line items]
Short-term benefits | R						7,019
Performance related payments | L Eybers
Disclosure of transactions between related parties [line items]
Short-term benefits | R						6,549
Performance related payments | DC Noko
Disclosure of transactions between related parties [line items]
Short-term benefits | R						5,751
Performance related payments | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Short-term benefits | R						5,730
Performance related payments | CB Sheppard
Disclosure of transactions between related parties [line items]
Short-term benefits | R						6,080
Performance related payments | TR Sibisi
Disclosure of transactions between related parties [line items]
Short-term benefits | R						5,416
Performance related payments | Retired prescribed officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R